PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.

                           STRONG HERITAGE MONEY FUND
                          STRONG INVESTORS MONEY FUND
                            STRONG MONEY MARKET FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                             STRONG ADVANTAGE FUND
                        STRONG MUNICIPAL ADVANTAGE FUND

               Supplement to the Prospectus dated March 1, 1999

STRONG HERITAGE MONEY FUND

The following paragraph replaces the information contained under the heading "Your Account - Additional Policies - Heritage Money Fund Account Maintenance and Transaction Fees" found on page 27 of the Fund's prospectus:

 For the HERITAGE MONEY FUND, a $3 fee will be charged for each exchange, redemption, or check transaction. A $3 quarterly account maintenance fee is also charged if the balance in your HERITAGE MONEY FUND is less than $25,000. HOWEVER, WE WILL WAIVE THESE FEES IF YOUR COMBINED STRONG FUNDS' ACCOUNT BALANCE IS $100,000 (OR HIGHER) AT THE END OF THE QUARTER DURING WHICH (1) YOU EXCHANGED, REDEEMED, OR WROTE A CHECK, OR (2) YOUR ACCOUNT BALANCE FELL BELOW $25,000.

STRONG INVESTORS MONEY FUND

The following information replaces the information related to the Strong Investors Money Fund found on page 22 of the Fund's prospectus:

For the STRONG INVESTORS MONEY FUND:

- You may only open one regular account. You may not make additional purchases after your account reaches $50,000. If you participate in an Automatic Investment Plan, we will discontinue the plan after your account reaches $50,000.
- You may open up multiple IRA accounts. You may not make additional purchases into your IRA accounts once the aggregate value of all of your IRA accounts in the Fund reaches $50,000. If you participate in an Automatic Investment Plan, we will discontinue the plan after the value of your IRA accounts reaches $50,000.

The following information replaces the information related to the Strong Investors Money Fund found on page 34 of the Fund's prospectus:

 Additionally, with the STRONG INVESTORS MONEY FUND, we reserve the right to:

- Redeem shares in your regular account that exceed $50,000 (exclusive of dividends).
- Redeem shares in your IRA accounts that, in the aggregate, exceed $50,000 (exclusive of dividends).
- Close accounts and redeem all shares in the accounts if you have more than one regular account.

           The date of this Prospectus Supplement is March 30, 1999.

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